Consolidated Statement of Changes in Shareholders Equity - USD ($) shares in Thousands, $ in Millions	Total	Common Stock [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss), net	Noncontrolling Interest [Member]	Other Comprehensive Income (Loss) [Member]	Commonwealth Edison Co [Member]	Commonwealth Edison Co [Member] Common Stock [Member]	Commonwealth Edison Co [Member] Retained Earnings [Member]	Commonwealth Edison Co [Member] Other Additional Capital [Member]	Commonwealth Edison Co [Member] Retained Earnings, Unappropriated [Member]	Commonwealth Edison Co [Member] Retained Earnings Appropriated [Member]	PECO Energy Co [Member]	PECO Energy Co [Member] Common Stock [Member]	PECO Energy Co [Member] Retained Earnings [Member]	Baltimore Gas and Electric Company [Member]	Baltimore Gas and Electric Company [Member] Common Stock [Member]	Baltimore Gas and Electric Company [Member] Retained Earnings [Member]	Pepco Holdings LLC [Member]	Pepco Holdings LLC [Member] Membership Interest [Member]	Pepco Holdings LLC [Member] Retained Earnings [Member]	Potomac Electric Power Company [Member]	Potomac Electric Power Company [Member] Common Stock [Member]	Potomac Electric Power Company [Member] Retained Earnings [Member]	Delmarva Power & Light Company [Member]	Delmarva Power & Light Company [Member] Common Stock [Member]	Delmarva Power & Light Company [Member] Retained Earnings [Member]	Atlantic City Electric Company [Member]	Atlantic City Electric Company [Member] Common Stock [Member]	Atlantic City Electric Company [Member] Retained Earnings [Member]
Beginning Balance (in shares) at Dec. 31, 2018	970,020
Beginning Balance at Dec. 31, 2018	$ 33,047	$ 19,116	$ (123)	$ 14,743	$ (2,995)	$ 2,306
Beginning Balance at Dec. 31, 2018																				$ 9,259	$ 9,220	$ 39
Beginning Balance at Dec. 31, 2018								$ 10,247	$ 1,588		$ 7,322	$ (1,639)	$ 2,976	$ 3,820	$ 2,578	$ 1,242	$ 3,354	$ 1,714	$ 1,640				$ 2,717	$ 1,636	$ 1,081	$ 1,509	$ 914	$ 595	$ 1,126	$ 979	$ 147
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	$ 3,028			2,936		92		688				688		528		528	360		360	477		477	243		243	147		147	99		99
Appropriation of retained earnings for future dividends										$ 0		(688)	688
Long-Term Incentive Plan Activity (shares)	3,111
Long-Term Incentive Plan Activity	$ 40	40
Employee stock purchase plan issuances, shares	1,285
Employee stock purchase plan issuances	$ 112	112
Sale of noncontrolling interests	6	6
Changes in equity of noncontrolling interests	(48)					(48)
Acquisition of CENG noncontrolling interest	$ 0
Common Stock, Dividends, Per Share, Declared	$ 1.45
Common stock dividends	$ (1,412)			(1,412)				(508)					(508)	(358)		(358)	(224)		(224)				(213)		(213)	(139)		(139)	(124)		(124)
Other Comprehensive Income (Loss), Net of Tax	$ (198)				(199)	(1)	$ (200)
Distributions to member																				(526)		(526)
Contributions from parent								250			250			188	188		193	193		398	398		160	160		63	63		175	175
Ending Balance (in shares) at Dec. 31, 2019	974,416
Ending Balance at Dec. 31, 2019	$ 34,573	19,274	(123)	16,267	(3,194)	2,349
Ending Balance at Dec. 31, 2019								10,677	1,588		7,572	(1,639)	3,156	4,178	2,766	1,412	3,683	1,907	1,776				2,907	1,796	1,111	1,580	977	603	1,276	1,154	122
Ending Balance at Dec. 31, 2019																				9,608	9,618	(10)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	$ 1,954			1,963		(9)		438				438		447		447	349		349	495		495	266		266	125		125	112		112
Appropriation of retained earnings for future dividends										0		(438)	438
Long-Term Incentive Plan Activity (shares)	1,570
Long-Term Incentive Plan Activity	$ 40	40
Employee stock purchase plan issuances, shares	1,480
Employee stock purchase plan issuances	$ 56	56
Sale of noncontrolling interests	3	3				(57)
Changes in equity of noncontrolling interests	(57)
Acquisition of CENG noncontrolling interest	$ 0
Common Stock, Dividends, Per Share, Declared	$ 1.53
Common stock dividends	$ (1,495)			(1,495)				(499)					(499)	(340)		(340)	(246)		(246)				(232)		(232)	(141)		(141)	(114)		(114)
Other Comprehensive Income (Loss), Net of Tax	$ (206)				(206)
Distributions to member																				(553)		(553)
Contributions from parent								713			713			248	248		411	411		494	494		262	262		112	112		117	117
Ending Balance (in shares) at Dec. 31, 2020	977,466
Ending Balance at Dec. 31, 2020	$ 34,868	19,373	(123)	16,735	(3,400)	2,283
Ending Balance at Dec. 31, 2020	32,585							11,329	1,588		8,285	(1,639)	3,095	4,533	3,014	1,519	4,197	2,318	1,879				3,203	2,058	1,145	1,676	1,089	587	1,391	1,271	120
Ending Balance at Dec. 31, 2020																				10,044	10,112	(68)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Retained earnings appropriated								3,095
Net income (loss)	$ 1,829			1,706		123		742				742		504		504	408		408	561		561	296		296	128		128	146		146
Appropriation of retained earnings for future dividends										$ 0		(742)	742
Long-Term Incentive Plan Activity (shares)	1,734
Long-Term Incentive Plan Activity	$ 69	69
Employee stock purchase plan issuances, shares	2,091
Employee stock purchase plan issuances	$ 90	90
Changes in equity of noncontrolling interests	(37)					(37)
Acquisition of CENG noncontrolling interest	(885)	1,080				(1,965)
Deferred Tax Liability Adjustment - Noncontrolling Interest	$ (290)	(290)
Common Stock, Dividends, Per Share, Declared	$ 1.53
Common stock dividends	$ (1,499)			(1,499)				(507)					(507)	(339)		(339)	(292)		(292)				(268)		(268)	(147)		(147)	(288)		(288)
Payments to Noncontrolling Interests	0	2				(2)
Other Comprehensive Income (Loss), Net of Tax	$ 650				650
Distributions to member																				(703)		(703)
Contributions from parent								791			791			414	414		257	257		683	683		244	244		120	120		319	319
Ending Balance (in shares) at Dec. 31, 2021	981,291
Ending Balance at Dec. 31, 2021	$ 34,795	$ 20,324	$ (123)	$ 16,942	$ (2,750)	$ 402
Ending Balance at Dec. 31, 2021	$ 34,393							12,355	$ 1,588		$ 9,076	$ (1,639)	$ 3,330	$ 5,112	$ 3,428	$ 1,684	$ 4,570	$ 2,575	$ 1,995				$ 3,475	$ 2,302	$ 1,173	$ 1,777	$ 1,209	$ 568	$ 1,568	$ 1,590	$ (22)
Ending Balance at Dec. 31, 2021																				$ 10,585	$ 10,795	$ (210)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Retained earnings appropriated								$ 3,330